UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Mid-Cap Growth Portfolio

Mid-Cap Growth Portfolio Class (QAMWEX)

This semi-annual shareholder report contains important information about Mid-Cap Growth Portfolio (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Portfolio Class	$43	0.84%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$430,356
Number of Portfolio Holdings	134
Table Summary

Portfolio Turnover Rate	38.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	26.9%
Industrials & Business Services	19.5
Health Care	18.3
Consumer Discretionary	13.6
Financials	6.6
Energy	3.9
Consumer Staples	3.4
Communication Services	3.2
Materials	1.5
Other	3.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
Agilent Technologies	2.4%
Keysight Technologies	2.1
Mettler-Toledo International	2.0
Teradyne	2.0
MACOM Technology Solutions Holdings	2.0
Datadog	1.9
Yum! Brands	1.8
Burlington Stores	1.7
Lattice Semiconductor	1.7
Assurant	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E305-053 8/26

Mid-Cap Growth Portfolio

Mid-Cap Growth Portfolio Class (QAMWEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Mid-Cap Growth Portfolio

Mid-Cap Growth Portfolio - II Class (QAAGSX)

This semi-annual shareholder report contains important information about Mid-Cap Growth Portfolio (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Portfolio - II Class	$55	1.09%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$430,356
Number of Portfolio Holdings	134
Table Summary

Portfolio Turnover Rate	38.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	26.9%
Industrials & Business Services	19.5
Health Care	18.3
Consumer Discretionary	13.6
Financials	6.6
Energy	3.9
Consumer Staples	3.4
Communication Services	3.2
Materials	1.5
Other	3.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
Agilent Technologies	2.4%
Keysight Technologies	2.1
Mettler-Toledo International	2.0
Teradyne	2.0
MACOM Technology Solutions Holdings	2.0
Datadog	1.9
Yum! Brands	1.8
Burlington Stores	1.7
Lattice Semiconductor	1.7
Assurant	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E355-053 8/26

Mid-Cap Growth Portfolio

Mid-Cap Growth Portfolio - II Class (QAAGSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026
Mid-Cap Growth Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Mid-Cap Growth Portfolio Class
. 6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 26.20 $ 28.95 $ 29.11 $ 25.85 $ 34.47 $ 33.47
Investment activities
Net investment loss
(1)(2)
(0.02) (0.04) (0.03) –
(3)
(0.05) (0.14)
Net realized and unrealized gain/
loss 1.26 1.07 2.74 5.12 (7.74) 4.98
Total from investment activities 1.24 1.03 2.71 5.12 (7.79) 4.84
Distributions
Net realized gain – (3.78) (2.87) (1.86) (0.83) (3.84)
NET ASSET VALUE
End of period $ 27.44 $ 26.20 $ 28.95 $ 29.11 $ 25.85 $ 34.47
Ratios/Supplemental Data
Total return
(2)(4)
4.73% 3.55% 9.32% 19.96% (22.58)% 14.85%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.85%
(5)
0.85% 0.84% 0.85% 0.85% 0.85%
Net expenses after waivers/
payments by Price Associates 0.84%
(5)
0.84% 0.83% 0.84% 0.84% 0.84%
Net investment loss (0.17)%
(5)
(0.15)% (0.10)% (0.00)% (0.18)% (0.39)%
Portfolio turnover rate 38.0% 41.8% 31.2% 28.2% 22.3% 18.8%
Net assets, end of period (in
thousands) $309,574 $352,276 $497,811 $480,140 $422,825 $576,739
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Mid-Cap Growth Portfolio - II
Class
. 6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 23.69 $ 26.59 $ 27.02 $ 24.13 $ 32.32 $ 31.63
Investment activities
Net investment loss
(1)(2)
(0.05) (0.11) (0.10) (0.07) (0.11) (0.22)
Net realized and unrealized gain/
loss 1.15 0.99 2.54 4.76 (7.25) 4.70
Total from investment activities 1.10 0.88 2.44 4.69 (7.36) 4.48
Distributions
Net realized gain – (3.78) (2.87) (1.80) (0.83) (3.79)
NET ASSET VALUE
End of period $ 24.79 $ 23.69 $ 26.59 $ 27.02 $ 24.13 $ 32.32
Ratios/Supplemental Data
Total return
(2)(3)
4.64% 3.29% 9.04% 19.63% (22.75)% 14.57%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.10%
(4)
1.09% 1.09% 1.10% 1.10% 1.10%
Net expenses after waivers/
payments by Price Associates 1.09%
(4)
1.09% 1.08% 1.09% 1.09% 1.09%
Net investment loss (0.41)%
(4)
(0.40)% (0.34)% (0.26)% (0.44)% (0.64)%
Portfolio turnover rate 38.0% 41.8% 31.2% 28.2% 22.3% 18.8%
Net assets, end of period (in
thousands) $120,782 $104,840 $78,633 $67,576 $50,985 $71,773
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Growth Portfolio
June 30, 2026 Unaudited

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.1%
COMMUNICATION
SERVICES  3.2%
Entertainment  1.1%
Liberty Media Corp-Liberty Formula
One, Class C (1) 32,794 3,120
Live Nation Entertainment (1) 8,779 1,607
4,727
Interactive Media & Services  1.0%
Reddit, Class A (1) 25,416 4,412
4,412
Media  1.1%
New York Times, Class A  65,131 4,558
4,558
Total Communication Services 13,697
CONSUMER
DISCRETIONARY  13.6%
Distributors  1.0%
Pool  19,133 4,112
4,112
Diversified Consumer
Services  1.8%
Liberty Live Holdings, Class C (1) 39,898 4,215
McGraw Hill (1) 13,003 123
Service Corp. International  43,587 3,311
7,649
Hotels, Restaurants &
Leisure  7.4%
Domino's Pizza  12,851 3,804
Dutch Bros, Class A (1) 24,258 1,742
Hilton Worldwide Holdings  13,277 4,387
Planet Fitness, Class A (1) 51,809 2,703
Sportradar Group, Class A (1) 96,700 1,448
Viking Holdings (1) 56,347 5,898
Wingstop 7,000 1,214
Wyndham Hotels & Resorts  31,979 2,693
Yum! Brands  48,404 7,738
31,627
Specialty Retail  2.6%
Burlington Stores (1) 23,212 7,353
Ulta Beauty (1) 8,632 3,893
11,246
Textiles, Apparel & Luxury
Goods  0.8%
Birkenstock Holding (1) 77,976 3,355
3,355
Total Consumer Discretionary 57,989
CONSUMER STAPLES  3.4%
Consumer Staples Distribution &
Retail  3.4%
Casey's General Stores  3,165 2,515
Shares $ Value
(Cost and value in $000s)
‡
Dollar Tree (1) 50,815 6,146
U.S. Foods Holding (1) 56,760 5,804
Total Consumer Staples 14,465
ENERGY  3.9%
Energy Equipment &
Services  1.2%
TechnipFMC  78,038 5,174
5,174
Oil, Gas & Consumable
Fuels  2.7%
Cenovus Energy  60,719 1,506
Cheniere Energy  6,422 1,535
DT Midstream  21,352 3,133
EQT  58,672 3,120
Permian Resources, Class A  113,523 2,090
11,384
Total Energy 16,558
FINANCIALS  6.6%
Capital Markets  4.6%
Bullish (1) 11,663 273
Cboe Global Markets  11,082 2,689
MSCI  10,462 5,859
Raymond James Financial  27,481 4,178
Robinhood Markets, Class A (1) 31,706 3,179
TPG  7,887 320
Tradeweb Markets, Class A  32,646 3,254
19,752
Financial Services  0.2%
Rocket, Class A (1) 57,120 900
900
Insurance  1.8%
Assurant  24,531 6,587
Ryan Specialty Holdings  34,309 1,296
7,883
Total Financials 28,535
HEALTH CARE  18.3%
Biotechnology  6.9%
Alnylam Pharmaceuticals (1) 21,807 6,564
Ascendis Pharma (1) 12,138 3,237
BioNTech, ADR (1) 19,180 1,785
Caris Life Sciences (1) 48,694 868
CG oncology (1) 13,968 992
CRISPR Therapeutics (1) 20,016 1,092
Cytokinetics (1) 37,136 3,164
Dianthus Therapeutics (1) 9,670 943
Insmed  (1) 15,721 1,676
Ionis Pharmaceuticals (1) 38,070 3,019
Kymera Therapeutics (1) 8,771 1,006
Natera  (1) 11,212 3,043
Revolution Medicines (1) 5,381 1,008
Vaxcyte  (1) 23,589 1,371
29,768

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment &
Supplies  3.1%
Cooper (1) 72,463 5,196
Insulet  (1) 15,044 2,290
Medline, Class A (1) 45,604 1,799
Teleflex  30,945 3,923
13,208
Health Care Providers &
Services  0.3%
Tenet Healthcare (1) 5,858 1,096
1,096
Health Care Technology  1.2%
Veeva Systems, Class A (1) 30,120 5,345
5,345
Life Sciences Tools &
Services  5.8%
Agilent Technologies  76,392 10,147
Mettler-Toledo International (1) 6,864 8,769
West Pharmaceutical Services  17,172 6,165
25,081
Pharmaceuticals  1.0%
Elanco Animal Health (1) 179,864 4,426
4,426
Total Health Care 78,924
INDUSTRIALS & BUSINESS
SERVICES  19.2%
Aerospace & Defense  3.8%
Arxis , Class A (1) 22,905 1,057
BWX Technologies  11,743 2,286
HEICO  4,604 1,640
Rocket Lab (1) 26,007 2,643
StandardAero (1) 56,733 1,697
Textron  42,824 3,928
Woodward  7,328 3,118
16,369
Building Products  0.8%
Madison Air Solutions, Class A (1) 25,148 981
Modine Manufacturing (1) 9,797 2,616
3,597
Commercial Services &
Supplies  2.3%
RB Global  32,673 3,805
Veralto 66,511 5,898
9,703
Construction & Engineering  1.5%
API Group (1) 50,924 2,157
MasTec  (1) 5,889 2,450
Quanta Services  2,792 2,010
6,617
Electrical Equipment  0.5%
nVent Electric  12,715 2,157
2,157
Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation  2.2%
Old Dominion Freight Line  23,600 5,112
XPO (1) 20,889 4,288
9,400
Industrial Conglomerates  0.2%
Bending Spoons, Class C,
Acquisition Date: 10/28/25,
Cost $644 (EUR) (1)(2) 72,370 1,031
1,031
Machinery  3.1%
Esab 46,824 4,618
Esab PIPE, Acquisition Date: 2/2/26,
Cost $456 (1)(2) 4,003 395
Ingersoll Rand  60,119 4,929
ITT  16,497 3,263
13,205
Professional Services  3.5%
Booz Allen Hamilton Holding  40,092 2,432
Paylocity Holding (1) 28,851 3,016
TransUnion  63,277 4,565
UL Solutions, Class A  50,907 5,185
15,198
Trading Companies &
Distributors  1.3%
Ferguson Enterprises  24,163 5,735
5,735
Total Industrials & Business Services 83,012
INFORMATION
TECHNOLOGY  26.1%
Communications Equipment  0.9%
Lumentum Holdings (1) 4,740 4,067
4,067
Electronic Equipment,
Instruments & Components  4.1%
Fabrinet (1) 7,182 4,037
Keysight Technologies (1) 25,937 9,079
Ralliant 19,895 1,465
TD SYNNEX  11,603 3,102
17,683
IT Services  2.6%
Cloudflare, Class A (1) 18,825 4,618
MongoDB (1) 5,969 2,005
Snowflake (1) 18,484 4,704
11,327
Semiconductors & Semiconductor
Equipment  9.4%
Astera Labs (1) 8,185 3,954
Cerebras Systems, Class A (1) 1,842 407
Credo Technology Group Holding (1) 9,396 2,555
Lattice Semiconductor (1) 47,608 7,282
MACOM Technology Solutions
Holdings (1) 22,245 8,461
Microchip Technology  51,964 4,739

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
NXP Semiconductors  7,290 2,049
SiTime (1) 3,534 2,635
Teradyne  17,488 8,461
40,543
Software  8.1%
Atlassian, Class A (1) 17,229 1,340
Aurora Innovation (1) 214,504 1,463
BlackBerry (1) 118,373 1,497
Datadog, Class A (1) 30,563 7,957
Descartes Systems Group (1) 18,117 1,254
Guidewire Software (1) 11,608 1,428
Manhattan Associates (1) 31,819 4,431
PTC (1) 51,593 5,862
Tyler Technologies (1) 18,200 5,323
Unity Software (1) 42,893 1,226
Zoom Communications (1) 37,107 3,203
34,984
Technology Hardware, Storage &
Peripherals  1.0%
Everpure , Class A (1) 52,034 4,100
4,100
Total Information Technology 112,704
MATERIALS  1.3%
Construction Materials  0.8%
Martin Marietta Materials  6,304 3,635
3,635
Containers & Packaging  0.5%
Avery Dennison  12,829 2,083
2,083
Total Materials 5,718
UTILITIES  0.9%
Electric Utilities  0.8%
NRG Energy  23,728 3,466
3,466
Shares $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable
Electricity Producer  0.1%
Fervo Energy, Class A (1) 12,355 361
361
Total Utilities 3,827
Total Miscellaneous Common
Stocks  0.6% (3) 2,585
Total Common Stocks (Cost
$301,467) 418,014
CONVERTIBLE PREFERRED STOCKS  0.7%
INFORMATION
TECHNOLOGY  0.5%
Software  0.5%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $301 (1)(2)(4) 4,103 914
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $123 (1)(2)(4) 1,670 372
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $303 (1)(2)(4) 3,274 729
Nuro, Series D, Acquisition Date:
10/29/21, Cost $293 (1)(2)(4) 14,070 215
Total Information Technology 2,230
MATERIALS  0.2%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $316 (1)(2)(4) 6,674 314
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $595 (1)(2)(4) 14,417 218
Total Materials 532
Total Convertible Preferred Stocks
(Cost $1,931) 2,762
SHORT-TERM INVESTMENTS  2.3%
Money Market Funds  2.3%
T. Rowe Price Government Reserve
Fund, 3.69% (5)(6) 9,940,864 9,941
Total Short-Term Investments
(Cost $9,941) 9,941
Total Investments in Securities
100.1% of Net Assets
(Cost $313,339) $ 430,717
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Mid-Cap Growth Portfolio

.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $4,188 and represents 1.0% of net assets.
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIPE Private Investment in Public Equity

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.69% $ —# $ — $ 255+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government Reserve Fund, 3.69% $ 17,031  ¤  ¤ $ 9,941^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $255 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,941.

T. ROWE PRICE Mid-Cap Growth Portfolio
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $313,339) $ 430,717
Receivable for investment securities sold 884
Receivable for shares sold 121
Dividends receivable 88
Foreign currency (cost $3) 3
Other assets 18
Total assets 431,831
Liabilities
Payable for shares redeemed 702
Payable for investment securities purchased 385
Investment management fees payable 219
Due to affiliates 16
Other liabilities 153
Total liabilities 1,475
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 430,356
Net Assets Consist of:
Total distributable earnings (loss) $ 181,268
Paid-in capital applicable to 16,153,178 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 249,088
NET ASSETS $ 430,356
NET ASSET VALUE PER SHARE
Mid-Cap Growth Portfolio Class
(Net assets: $309,574; Shares outstanding: 11,280,092) $ 27.44
Mid-Cap Growth Portfolio - II Class
(Net assets: $120,782; Shares outstanding: 4,873,086) $ 24.79

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Dividend income (net of foreign taxes of $6) $ 1,468
.... ... ...
Expenses
Investment management 1,385
Shareholder servicing
Mid-Cap Growth Portfolio Class $ 252
Mid-Cap Growth Portfolio - II Class 83 335
Rule 12b-1 fees
Mid-Cap Growth Portfolio - II Class 138
Prospectus and shareholder reports
Mid-Cap Growth Portfolio Class 8
Mid-Cap Growth Portfolio - II Class 2 10
Custody and accounting 110
Legal and audit 17
Directors 1
Miscellaneous 9
Waived / paid by Price Associates (30)
Total expenses 1,975
Net investment loss (507)
Realized and Unrealized Gain / Loss   –
Net realized gain on securities 41,110
Change in net unrealized loss on securities (20,300)
Net realized and unrealized gain / loss 20,810
INCREASE IN NET ASSETS FROM OPERATIONS
$ 20,303

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (507) $ (1,063)
Net realized gain 41,110 73,939
Change in net unrealized gain / loss (20,300) (55,075)
Increase in net assets from operations 20,303 17,801
Distributions to shareholders
Net earnings
Mid-Cap Growth Portfolio Class – (44,570)
Mid-Cap Growth Portfolio - II Class – (14,313)
Decrease in net assets from distributions – (58,883)
Capital share transactions
*
Shares sold
Mid-Cap Growth Portfolio Class 6,788 17,334
Mid-Cap Growth Portfolio - II Class 22,350 46,869
Distributions reinvested
Mid-Cap Growth Portfolio Class – 44,570
Mid-Cap Growth Portfolio - II Class – 14,313
Shares redeemed
Mid-Cap Growth Portfolio Class (64,335) (176,826)
Mid-Cap Growth Portfolio - II Class (11,866) (24,506)
Decrease in net assets from capital share transactions (47,063) (78,246)
Net Assets
Decrease during period (26,760) (119,328)
Beginning of period 457,116 576,444
End of period $ 430,356 $ 457,116
*Share information (000s)
Shares sold
Mid-Cap Growth Portfolio Class 258 598
Mid-Cap Growth Portfolio - II Class 942 1,782
Distributions reinvested
Mid-Cap Growth Portfolio Class – 1,698
Mid-Cap Growth Portfolio - II Class – 603
Shares redeemed
Mid-Cap Growth Portfolio Class (2,425) (6,046)
Mid-Cap Growth Portfolio - II Class (495) (916)
Decrease in shares outstanding (1,720) (2,281)

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Mid-Cap Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Mid-Cap Growth Portfolio (Mid-Cap Growth Portfolio Class) and the Mid-Cap Growth Portfolio–II
(Mid-Cap Growth Portfolio–II Class). Mid-Cap Growth Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved
Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Mid-Cap Growth
Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. Rowe Price Mid-Cap Growth Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. Rowe Price Mid-Cap Growth Portfolio

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $162,164,000 and $202,231,000, respectively, for the six months ended June 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 416,588 $ 1,426 $ — $ 418,014
Convertible Preferred Stocks — — 2,762 2,762
Short-Term Investments 9,941 — — 9,941
Total $ 426,529 $ 1,426 $ 2,762 $ 430,717

T. Rowe Price Mid-Cap Growth Portfolio

At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $315,927,000.
Net unrealized gain aggregated $114,791,000 at period-end, of which $133,481,000 related to appreciated investments and $18,690,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates
(the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The fund is subject to an indefinite contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.84%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $30,000 and allocated ratably in the amounts of $25,000 and $5,000 for the Mid-
Cap Growth Portfolio Class and Mid-Cap Growth Portfolio-II Class, respectively, for the six months ended June 30,
2026. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $74,000 remain subject to repayment by the fund at June 30, 2026.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates and $4,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to less than $1,000.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Mid-Cap Growth Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment
Management, Inc. (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the
Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory
Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and
Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser.
These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations;
and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Portfolio Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.

T. ROWE PRICE Mid-Cap Growth Portfolio

In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T.
Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the
advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to indefinitely waive its fees and/or bear any expenses that would otherwise cause the fund’s total expenses to exceed a certain percentage, excluding any 12b-1 fees and certain other expenses. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The
Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Portfolio Class with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund’s Portfolio Class with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
(continued)

T. ROWE PRICE Mid-Cap Growth Portfolio

management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the total expenses ranked in the third quintile (Expense Group) and fourth quintile (Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E305-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026